[DECHERT LLP LETTERHEAD]

March 12, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:          THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 83 to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment contains the prospectus and statement of additional information relating to The Hartford Global All-Asset Fund, The Hartford Global Real Asset Fund, and The Hartford International Value Fund, each a new series of the Company established by the Directors of the Company at a meeting held on February 2-3, 2010 (each, a “Fund” and collectively, the “Funds”).

The Amendment contains three prospectuses (one for each new series of the Company), and one amended and restated statement of additional information for the Funds.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 28, 2010.  No fees are required in connection with this filing.  Please contact me at at (212) 641-5691 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Kevin M. Bopp
Kevin M. Bopp